Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 21, 2023
Entity Registrant Name	dei_EntityRegistrantName	GABELLI ESG FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0001391839
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 21, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 21, 2023
Prospectus Date	rr_ProspectusDate	Jul. 29, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	GABELLI ESG FUND, INC. (the “Fund”) Supplement dated February 21, 2023, to the Fund’s Summary and Statutory Prospectus for Class AAA Shares, Class A Shares, and Class I Shares, dated July 29, 2022
Gabelli ESG Fund, Inc.
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Effective February 21, 2023, the Fund’s Average Annual Total Returns Table is replaced in its entirety with the following:
Gabelli ESG Fund, Inc. | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
10 Years	rr_AverageAnnualReturnYear10	16.55%
Gabelli ESG Fund, Inc. | Class AAA
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.00%
5 Years	rr_AverageAnnualReturnYear05	10.68%
10 Years	rr_AverageAnnualReturnYear10	10.62%
Gabelli ESG Fund, Inc. | Class AAA | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.27%
5 Years	rr_AverageAnnualReturnYear05	8.24%
10 Years	rr_AverageAnnualReturnYear10	9.25%
Gabelli ESG Fund, Inc. | Class AAA | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.49%
5 Years	rr_AverageAnnualReturnYear05	8.04%
10 Years	rr_AverageAnnualReturnYear10	8.53%
Gabelli ESG Fund, Inc. | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.01%
5 Years	rr_AverageAnnualReturnYear05	9.37%
10 Years	rr_AverageAnnualReturnYear10	9.97%
Gabelli ESG Fund, Inc. | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.03%
5 Years	rr_AverageAnnualReturnYear05	10.83%
10 Years	rr_AverageAnnualReturnYear10	10.85%